Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 4,335	$ 22
Total assets	28,175	35,910
Contingent consideration	1,037	704
Total liabilities	8,933	10,572
Listed ordinary shares - available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,680	22
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Total assets	4,336	22
Contingent consideration	2,558	4,019
Total liabilities	2,558	4,019
At fair value [member] | Listed ordinary shares - available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,680	22
At fair value [member] | Unlisted options [member]
Disclosure of fair value measurement of assets [line items]
Assets	656
At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Total assets	3,680	22
At fair value [member] | Level 1 [member] | Listed ordinary shares - available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Assets	3,680	22
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Total assets	656
Contingent consideration	2,558	4,019
Total liabilities	2,558	$ 4,019
At fair value [member] | Level 3 [member] | Unlisted options [member]
Disclosure of fair value measurement of assets [line items]
Assets	$ 656